Subsequent Events (Details)				1 Months Ended	12 Months Ended
	Apr. 24, 2020 USD ($)	Apr. 23, 2020 USD ($) shareholder shares	Dec. 22, 2019 EUR (€)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 shares	Mar. 26, 2020 USD ($)
Subsequent Event [Line Items]
Shares issued upon conversion (in shares)						160,928,000
Repayment of term note | $					$ 1,250,000
Subsequent Event
Subsequent Event [Line Items]
Repayment of term note | $				$ 44,500,000
Funds withdrawn | $							$ 4,481,000
Subsequent Event | Subordinated convertible promissory notes
Subsequent Event [Line Items]
Outstanding principal amount converted | $		$ 109,165,000
Subsequent Event | Mr. Robins
Subsequent Event [Line Items]
Percentage of voting power		90.00%
Subsequent Event | New DraftKings Class B common stock | Mr. Robins
Subsequent Event [Line Items]
Shares exchanged (in shares)		393,014
Subsequent Event | New DraftKings Class A common stock
Subsequent Event [Line Items]
Shares issued upon conversion (in shares)		136,796
Number of shares issued to sponsor		50,000,000
Number of shares underlying the warrants (in shares)		19,666
Subsequent Event | New DraftKings Class A common stock | Subordinated convertible promissory notes
Subsequent Event [Line Items]
Shares issued upon conversion (in shares)		11,254
Subsequent Event | New DraftKings Class A common stock | DK Sellers
Subsequent Event [Line Items]
Number of shares issued to sponsor		139,731
Subsequent Event | Series E-1 and F preferred redeemable stock
Subsequent Event [Line Items]
Shares converted (in shares)		114,564
Subsequent Event | Class B ordinary shares | Mr. Robins
Subsequent Event [Line Items]
Number of shares issued to sponsor		393,014
Subsequent Event | DEAC Class B common stock
Subsequent Event [Line Items]
Shares converted (in shares)		10,000,000
Subsequent Event | DEAC Class A common stock
Subsequent Event [Line Items]
Number of warrants (in shares)		19,666
Subsequent Event | SB Tech Acquisition
Subsequent Event [Line Items]
Gross proceeds from merger | $	$ 484,886,000
Subsequent Event | SB Tech Acquisition | New DraftKings Class B common stock
Subsequent Event [Line Items]
Number of stockholders who received shares | shareholder		1
Subsequent Event | DK and SBT
Subsequent Event [Line Items]
Total consideration | $		$ 2,700,000
Subsequent Event | DK and SBT | DK Sellers
Subsequent Event [Line Items]
Aggregate consideration in the form of new shares and newly issued options and warrants exercisable for New DraftKings Class A common stock | $		2,055,000,000
Subsequent Event | DK and SBT | SBT Sellers
Subsequent Event [Line Items]
Total consideration | $		590,000,000
Cash consideration | $		180,000,000
Aggregate consideration in the form of new shares and newly issued options and warrants exercisable for New DraftKings Class A common stock | $		$ 410,000,000
Aggregate consideration in the form of Cashed-Out SBTech Options (as a percent)		30.00%
Diamond Eagle | SB Tech Acquisition
Subsequent Event [Line Items]
Total consideration | €			€ 590,000
Cash consideration | €			€ 180,000
Percentage of the in-the-money vested options of acquiree under the business combination consideration adjustments			30.00%
Aggregate consideration in the form of new shares and newly issued options and warrants exercisable for New DraftKings Class A common stock | €			€ 410,000